7. Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 253,000	$ 284,000
Loss on disposal of equipment	$ 13,000	$ (39,000)